OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2019 CAD ($) business_segments	Mar. 31, 2018 CAD ($)
Disclosure of operating segments [abstract]
Number of operating segments | business_segments	3
Royalty agreement, term	20 years
Disclosure of operating segments [line items]
Addition of assets through the monetization of royalties	$ 202.7	$ 0.0
Intangible assets | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
Addition of assets through the monetization of royalties	156.7
Property, plant and equipment | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
Addition of assets through the monetization of royalties	$ 46.0